Financial Risk Management - Analysis of Financial Liabilities Including Lease Liabilities by Contractual Maturity (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade payables	kr 30,403	kr 29,883	kr 26,320
Lease liabilities	11,770
Borrowings and loans	37,696	33,125
Derivative liabilities	996	887
Total	80,865	63,895
2020 [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade payables	30,403	29,883
Lease liabilities	2,766
Borrowings and loans	9,439	2,255
Derivative liabilities	355	300
Total	42,963	32,438
Maturity between 1 and 3 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	4,122
Borrowings and loans	15,197	13,722
Derivative liabilities	549	148
Total	19,868	13,870
Maturity between 3 and 5 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	2,591
Borrowings and loans	10,245	10,735
Derivative liabilities	35	416
Total	12,871	11,151
2025 and later [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Lease liabilities	2,291
Borrowings and loans	2,815	6,413
Derivative liabilities	57	23
Total	kr 5,163	kr 6,436